Future Abandonment Cost (Tables)	3 Months Ended
Mar. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Future Abandonment Costs

We account for future abandonment costs that relate to wells that are drilled jointly based on our working interest in those wells.

($ in Thousands)	March 31, 2016
Beginning Balance at January 1, 2016	$45,074
Future Abandonment Obligation Incurred	402
Future Abandonment Obligation Settled	(361)
Future Abandonment Obligation Cancelled or Sold	(189)
Future Abandonment Obligation Revision of Estimated Obligation	—
Future Abandonment Obligation Accretion Expense	856

Total Future Abandonment Cost[1]	$45,782

1	Includes approximately $2.4 million of short-term future abandonment costs, which are classified as Accrued Liabilities on our Consolidated Balance Sheet.